Leases - Summary of Right-of-use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
At January 1		$ 24,079
At December 31	$ 26,453
Impairment losses on right-of-use assets	438	72
Impairment reversals on right-of-use assets	11	2
Production
Disclosure of quantitative information about right-of-use assets [line items]
At January 1		5,451
At December 31	5,811
Manufacturing, supply and distribution
Disclosure of quantitative information about right-of-use assets [line items]
At January 1		11,436
At December 31	14,433
Other
Disclosure of quantitative information about right-of-use assets [line items]
At January 1		7,192
At December 31	6,209
Cost
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	44,233	41,037
Additions	7,241	4,540
Sales, retirements and other movements	(3,582)	(1,127)
Reclassifications		0
Currency translation differences	(662)	(217)
At December 31	47,230	44,233
Cost | Production
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	12,597	14,675
Additions	1,669	790
Sales, retirements and other movements	(554)	(116)
Reclassifications		(2,779)
Currency translation differences	(147)	27
At December 31	13,565	12,597
Cost | Manufacturing, supply and distribution
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	19,485	16,463
Additions	4,912	2,442
Sales, retirements and other movements	(565)	29
Reclassifications		527
Currency translation differences	(94)	24
At December 31	23,738	19,485
Cost | Other
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	12,151	9,899
Additions	660	1,308
Sales, retirements and other movements	(2,463)	(1,040)
Reclassifications		2,252
Currency translation differences	(421)	(268)
At December 31	9,927	12,151
Depreciation, depletion and amortisation, including impairments
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(20,154)	(17,920)
Charge for the year	5,428	4,808
Sales, retirements and other movements	4,573	2,494
Reclassifications		0
Currency translation differences	(232)	(80)
At December 31	(20,777)	(20,154)
Depreciation, depletion and amortisation, including impairments | Production
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(7,146)	(8,275)
Charge for the year	1,525	1,382
Sales, retirements and other movements	891	303
Reclassifications		(2,217)
Currency translation differences	(26)	9
At December 31	(7,754)	(7,146)
Depreciation, depletion and amortisation, including impairments | Manufacturing, supply and distribution
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(8,049)	(6,695)
Charge for the year	2,837	2,428
Sales, retirements and other movements	1,552	1,149
Reclassifications		63
Currency translation differences	(29)	12
At December 31	(9,305)	(8,049)
Depreciation, depletion and amortisation, including impairments | Other
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(4,959)	(2,950)
Charge for the year	1,066	998
Sales, retirements and other movements	2,130	1,042
Reclassifications		2,154
Currency translation differences	(177)	(101)
At December 31	$ (3,718)	$ (4,959)